Schedule of Long-term Debt (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Long-term Debt Schedule Of Long-term Debt 1	12,729
Long-term Debt Schedule Of Long-term Debt 2	6.125%
Long-term Debt Schedule Of Long-term Debt 3	0
Long-term Debt Schedule Of Long-term Debt 4	75,027
Long-term Debt Schedule Of Long-term Debt 5	0
Long-term Debt Schedule Of Long-term Debt 6	75,027
Long-term Debt Schedule Of Long-term Debt 7	0
Long-term Debt Schedule Of Long-term Debt 8	75,027
Long-term Debt Schedule Of Long-term Debt 9	0
Long-term Debt Schedule Of Long-term Debt 10	0